CONVERTIBLE DEBENTURES - Continuity of Convertible Debentures (Details) - Convertible Debentures $ in Thousands	12 Months Ended
Mar. 31, 2026 USD ($)
Convertible Debentures [Roll Forward]
Beginning balance	$ 0
Convertible Debentures issued, net of prepaid interest	44,500
Convertible Debentures converted	(29,850)
Convertible Debenture repaid	(20,150)
Change in fair value	5,500
Ending balance	$ 0